Business Combinations	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business Combinations

3.     BUSINESS COMBINATIONS

Business Combinations in 2016:

No business combinations occurred during the year ended December 31, 2016. .

Business Combinations in 2015:

During the year ended December 31, 2015, the Company completed two business combinations, which the Company expected to complement its existing businesses and achieve significant synergies. The total purchase consideration was RMB331.95 million. The acquired entities were considered insignificant, both individually and in aggregate. The results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since their respective dates of acquisition.

Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of these business combinations, both individually and in aggregate, were not significant to the Company’s consolidated results of operations.

Business Combinations in 2014:

During the year ended December 31, 2014, the Company completed several business combinations, which the Company expected to complement its existing businesses and achieve significant synergies. The acquired entities were considered insignificant, both individually and in aggregate. The results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since their respective dates of acquisition.

The Company completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed and the fair value of noncontrolling interests, resulting from which the amount of goodwill was determined and recognized as of the respective acquisition dates. The following table summarizes the estimated aggregate fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of the respective dates of acquisition:

RMB
(In thousands)
Purchase consideration	398,410
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	(95,961)
Intangible assets, net	249,452
Deferred tax liabilities, non-current	(67,945)
Pre-existing equity interests	(91,677)
Noncontrolling interests	(150,000)
Goodwill	554,541

Goodwill, which is not tax deductible, is primarily attributable to the synergies expected to be achieved from the acquisitions.